LOSS PER SHARE (Schedule of Basic and Diluted Income Per Share) (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares
Numerator:
Net loss attributable to Concord Medical Services Holdings Limited	¥ (234,875)	$ (34,162)	¥ (284,320)	¥ (261,867)
Accretion of contingently redeemable noncontrolling interests	(124,355)	(18,087)	0	0
Numerator for EPS computation	¥ (359,230)	$ (52,249)	(284,320)	(261,867)
Net loss attributable to ordinary shareholders used in calculating loss per ordinary share – basic and diluted | ¥			¥ (284,320)	¥ (261,867)
Denominator:
Weighted average number of ordinary shares outstanding used in calculating loss per share - basic and diluted	130,104,787	130,104,787	130,091,977	130,631,867
Loss per share - basic and diluted | (per share)	¥ (2.76)	$ (0.40)	¥ (2.19)	¥ (2.00)
Common Class A [Member]
Numerator:
Net loss attributable to ordinary shareholders used in calculating loss per ordinary share – basic and diluted	¥ (28,402)	$ (47,764)
Denominator:
Weighted average number of ordinary shares outstanding used in calculating loss per share - basic and diluted	118,940,054	118,940,054
Loss per share - basic and diluted | (per share)	¥ (2.76)	$ (0.40)
Common Class B [Member]
Numerator:
Net loss attributable to ordinary shareholders used in calculating loss per ordinary share – basic and diluted	¥ (30,827)	$ (4,484)
Denominator:
Weighted average number of ordinary shares outstanding used in calculating loss per share - basic and diluted	11,164,733	11,164,733
Loss per share - basic and diluted | (per share)	¥ (2.76)	$ (0.40)